Schedule of Investments (unaudited)	iShares® MSCI Chile ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.9%
Banco de Chile	611,781,422	$72,639,922
Banco de Credito e Inversiones SA	932,171	26,451,841
Banco Itau Chile SA, NVS	1,117,353	12,646,156
Banco Santander Chile	896,546,709	42,434,129
Grupo Security SA	29,831,206	8,971,361
		163,143,409
Beverages — 4.2%
Cia. Cervecerias Unidas SA	2,248,596	13,991,112
Vina Concha y Toro SA	9,395,913	11,821,526
		25,812,638
Broadline Retail — 4.0%
Falabella SA(a)	7,929,076	24,020,174

Capital Markets — 0.8%
Sociedad de Inversiones Oro Blanco SA	675,103,529	4,905,111

Consumer Staples Distribution & Retail — 6.2%
Cencosud SA	13,922,115	26,143,870
SMU SA	59,814,844	11,748,472
		37,892,342
Electric Utilities — 10.0%
Enel Americas SA	295,289,985	29,207,014
Enel Chile SA	384,001,638	22,006,652
Engie Energia Chile SA(a)	10,003,130	9,262,056
		60,475,722
Financial Services — 0.9%
Inversiones La Construccion SA	585,073	5,417,284

Independent Power and Renewable Electricity Producers — 2.7%
Colbun SA	128,032,422	16,736,082

Marine Transportation — 2.4%
Cia. Sud Americana de Vapores SA	221,627,335	14,357,335

Metals & Mining — 1.5%
CAP SA(a)	1,330,280	8,955,382

Oil, Gas & Consumable Fuels — 4.7%
Empresas Copec SA	3,427,259	28,446,313

Paper & Forest Products — 4.5%
Empresas CMPC SA	13,098,700	27,411,371

Passenger Airlines — 4.2%
Latam Airlines Group SA	1,900,788,741	25,571,335
Security	Shares	Value

Real Estate Management & Development — 3.3%
Parque Arauco SA	10,470,041	$17,032,450
Plaza SA	1,896,436	3,137,968
		20,170,418
Water Utilities — 3.6%
Aguas Andinas SA, Class A	45,492,135	13,479,004
Inversiones Aguas Metropolitanas SA	10,140,768	8,163,340
		21,642,344
Wireless Telecommunication Services — 1.6%
Empresa Nacional de Telecomunicaciones SA	2,991,761	9,630,237

Total Common Stocks — 81.5%
(Cost: $441,447,339)		494,587,497

Preferred Stocks

Beverages — 3.2%
Embotelladora Andina SA, Class B, Preference
Shares, NVS	6,302,530	19,435,335

Electrical Equipment — 14.8%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	1,916,250	89,762,184

Total Preferred Stocks — 18.0%
(Cost: $98,747,176)		109,197,519
Total Long-Term Investments — 99.5%
(Cost: $540,194,515)		603,785,016

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(b)(c)	5,700,000	5,700,000

Total Short-Term Securities — 0.9%
(Cost: $5,700,000)		5,700,000

Total Investments — 100.4%
(Cost: $545,894,515)		609,485,016

Liabilities in Excess of Other Assets — (0.4)%		(2,493,770)

Net Assets — 100.0%		$606,991,246

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$5,700,000	(a)	$—	$—	$—	$5,700,000	5,700,000	$55,906	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Chile ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	52	06/21/24	$2,747	$(114,548)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$494,587,497	$—	$—	$494,587,497
Preferred Stocks	109,197,519	—	—	109,197,519
Short-Term Securities
Money Market Funds	5,700,000	—	—	5,700,000
	$609,485,016	$—	$—	$609,485,016
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(114,548)	$—	$—	$(114,548)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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